Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES
Total net revenues	$ 9,392	$ 9,163	$ 14,840
COST OF REVENUES
Educational programs and services	(4,405)	(6,669)	(14,556)
GROSS PROFIT	4,987	2,494	284
OPERATING EXPENSES
Selling and marketing	(1,013)	(1,051)	(1,487)
General and administrative	(4,258)	(5,264)	(7,628)
Research and development	(438)	(484)
Impairment loss			(657)
Total operating expenses	(5,709)	(6,799)	(9,772)
OPERATING LOSS	(722)	(4,305)	(9,488)
OTHER INCOME (EXPENSE)
Interest expenses	(63)	(57)	(101)
Other income (expenses), net	255	(199)	500
Loss on disposal of subsidiaries			(163)
Gain on disposal of assets		1,400
Total other income, net	192	1,144	236
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(530)	(3,161)	(9,252)
Income tax (expenses) benefit	839	(14)
LOSS FROM CONTINUING OPERATIONS	309	(3,175)	(9,252)
Loss from and on sale of discontinued operations, net of income tax			(5,056)
NET (LOSS) INCOME	309	(3,175)	(14,308)
Less: Net loss attributable to noncontrolling interests from continuing operations
Less: Net loss attributable to noncontrolling interests from discontinued operations			(235)
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM CONTINUING OPERATIONS	309	(3,175)	(9,252)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM DISCONTINUED OPERATIONS			(4,821)
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	309	(3,175)	(14,073)
OTHER COMPREHENSIVE LOSS, NET OF TAX
Foreign translation adjustments			(339)
Other comprehensive loss			(339)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ 309	$ (3,175)	$ (14,647)
Basic (loss) income from continuing operations per share (in Dollars per share)	$ 0.0054	$ (0.06)	$ (0.19)
Diluted (loss) income from continuing operations per share (in Dollars per share)	0.0054	(0.06)	(0.19)
Basic loss from discontinued operations per share (in Dollars per share)			(0.1)
Diluted loss from discontinued operations per share (in Dollars per share)			$ (0.1)
Weighted average shares used in calculating basic net income (loss) per share (in Shares)	57,127,524	56,333,003	49,458,266
Weighted average shares used in calculating diluted net income (loss) per share (in Shares)	57,127,524	56,333,003	49,458,266
Educational programs and services
NET REVENUES
Total net revenues	$ 7,468	$ 9,163	$ 14,840
HybriU licensing
NET REVENUES
Total net revenues	1,924
Selling and Marketing
Share-based compensation expense from continuing operations included in:
Share based compensation
General and Administrative
Share-based compensation expense from continuing operations included in:
Share based compensation			1,083
Research and Development
Share-based compensation expense from continuing operations included in:
Share based compensation
ADS
OTHER COMPREHENSIVE LOSS, NET OF TAX
Basic (loss) income from continuing operations per share (in Dollars per share)	$ 0.108	$ (1.2)	$ (3.8)
Diluted (loss) income from continuing operations per share (in Dollars per share)	0.108	(1.2)	(3.8)
Basic loss from discontinued operations per share (in Dollars per share)			(2)
Diluted loss from discontinued operations per share (in Dollars per share)			$ (2)